INCOME TAXES - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Combined Canadian federal and provincial income tax rate	28.80%	29.50%	29.50%
Foreign earnings/losses taxed at higher income tax rates	6.80%	6.60%	5.80%
Foreign earnings/losses taxed at lower income tax rates	(0.60%)	(0.70%)	(1.00%)
Impact of TCJA enactment	(12.40%)	0.00%	0.00%
Change in statutory rates	1.20%	0.40%	(1.60%)
Prior period adjustments	0.00%	0.00%	(3.10%)
Nondeductible expenses	0.40%	0.70%	0.70%
Impact of other differences	(3.50%)	(2.70%)	(1.10%)
Nontaxable dividend	(6.60%)	(6.90%)	(7.60%)
Change in derecognition of deferred tax assets	2.80%	0.80%	(5.40%)
Effective income tax rate	16.90%	27.70%	16.20%